Risk Management (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		R$ 3,545,358	R$ 3,151,314
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Current accounts and investment funds		289,908	262,465
A A Plus Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		2,237,629	1,905,810
A A A Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		1,011,685	970,474
Others [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	[1]	R$ 296,044	R$ 275,030

[1]	As of December 31, 2022, this category includes R$ 289,908 (R$ 262,465 as of December 31, 2021) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.